SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Technology (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Communications and Information Technology [Abstract]
Research and development costs	$ 319,235	$ 155,244